Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Outstanding Restricted Shares, Phantom Share Units and SARs

A summary of the Company’s outstanding restricted shares, phantom share units and SARs as of December 31, 2013 is presented below:

	Restricted shares		Phantom share units		Stock appreciation rights
	Number of shares	W.A. grant date FV	Number of shares	W.A. grant date FV	Number of SARs	W.A grant date FV
December 31, 2010	45,904	$10.06	332,000	$11.26	—	$—
Granted	43,200	13.04	190,000	15.43	—	—
Vested	(45,904)	10.06	—	—	—	—

December 31, 2011	43,200	13.04	522,000	12.78	—	—
Granted	63,653	14.17	40,000	17.68	5,674,148	2.03
Vested	(43,200)	13.04	—	—	—	—

December 31, 2012	63,653	14.17	562,000	13.13	5,674,148	2.03
Granted	54,990	17.01	95,000	19.30	1,664,457	3.51
Vested	(65,578)	14.25	—	—	—	—
Exercised	—	—	—	—	(241,906)	3.65
Cancelled	(4,185)	17.01	—	—	(23,754)	3.51

December 31, 2013	48,880	$17.01	657,000	$14.02	7,072,945	$2.32

Assumptions Used in Monte Carlo Model to Calculate Grant Date Fair Value of SARs

The assumptions used in the Monte Carlo model to calculate the grant date fair value of the SARs were as follows:

	2013	2012
Average expected term	3.8 years	1.5 years
Expected volatility	39.73%	40.12%
Dividend yield	4.97%	5.74%
Average risk free rate	0.50%	0.47%

The following table provides information about the three tranches of SARs granted during the year:

			Number of SARs
	Base price	Expiration date	2013	2012
Tranche 1	$21.50	December 7, 2015	531,885	1,846,154
Tranche 2	24.00	December 7, 2016	556,946	1,898,734
Tranche 3	26.50	December 7, 2017	575,626	1,929,260

Total			1,664,457	5,674,148